SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Intangible Assets With Indefinite Lives, Impairment Of Long-Lived Assets And Intangible Assets With Definite Lives, Business Taxes, Value Added Taxes, Income Taxes) (Narrative) (Details) - USD ($)
	1 Months Ended				3 Months Ended	12 Months Ended
	Apr. 29, 2019	Jan. 31, 2019	Jan. 28, 2019	Jan. 31, 2018	Sep. 30, 2018	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2006	Jan. 31, 2020	May 06, 2019	Apr. 30, 2019	Apr. 12, 2019	Mar. 31, 2019	Jan. 01, 2019	Oct. 31, 2018	Aug. 31, 2018	Aug. 31, 2017	Dec. 31, 2015
Intangible assets with indefinite lives
Impairment loss of indefinite-lived intangible assets							$ 0	$ 0
Goodwill
Goodwill, Impairment Loss						$ 29,055,000	0	0
Cost of revenues
Provision for Loan and Lease Losses						10,802,000	12,745,000	12,436,000
Business taxes
Business taxes deducted in arriving net revenue						0	0	77,000
Value added taxes
Amount of VAT reported as a deduction to revenue						15,796,000	9,777,000	4,080,000
Income taxes
Income tax due to uncertain tax position and interest and penalties related to potential underpaid income tax expenses						0	0	0
Revenues						498,198,000	174,624,000	47,481,000	$ 47,481,000
Revenue from Contract with Customer, Including Assessed Tax						467,232,000	121,084,000	0
Restricted Cash, Noncurrent						36,362,000	26,075,000
Stockholders' Equity, Including Portion Attributable to Noncontrolling Interest						180,938,000	708,746,000	738,466,000											$ 929,388,000
Retained Earnings (Accumulated Deficit)						(563,737,000)	(653,173,000)
Income (Loss) from Continuing Operations, Net of Tax, Including Portion Attributable to Noncontrolling Interest						(158,817,000)	8,749,000	(63,114,000)
Net cash provided by (used in) operating activities						(60,239,000)	(114,964,000)	(11,005,000)
Debt Instrument, Face Amount				$ 6,109,000	$ 17,787,000											$ 291,000	$ 872,000	$ 12,296,000
Increase Decrease In Restricted Cash For Investing Activities							39,049,000	9,630,000
Proceeds from (Repayments of) Restricted Cash, Financing Activities							0
Debt Instrument, Interest Rate, Stated Percentage														8.50%
Inventory Write-down						5,712,000	0	0
Impairment of Intangible Assets, Finite-lived						675	0	0
Revenue From Internet Value Added Service And Other						28,510,000	24,271,000	18,164,000
Investment Income, Interest						2,456,000	29,269,000	29,317,000
Accounts Receivable, Net, Current						2,584,000	6,098,000
Deferred Revenue, Current						3,716,000	11,433,000
Deferred Revenue, Revenue Recognized						11,245,000
Cumulative Effect on Retained Earnings, Net of Tax				$ 7,363
Shandong Jieying Huaqi Automobile Service Co Ltd [Member]
Income taxes
Noncontrolling Interest, Ownership Percentage by Noncontrolling Owners																	30.00%
Renren [Member]
Income taxes
Revenues						19,122,000	21,931,000		$ 18,097,000
Revenue From Internet Value Added Service And Other						18,983,000	21,931,000	18,096,000
Investment Income, Interest						$ 139,000		1,000
Maximum [Member]
Income taxes
Equity Method Investment, Ownership Percentage						50.00%
Minimum [Member]
Income taxes
Equity Method Investment, Ownership Percentage						20.00%
Jieying Huaqi Auto Service Co [Member]
Income taxes
Inventory Write-down					$ 5,700,000
East West Bank [Member]
Income taxes
Debt Instrument, Face Amount												$ 7,300,000
Debt Instrument, Interest Rate, Stated Percentage												5.22%
Subsequent Event [Member]
Income taxes
Proceeds from Divestiture of Businesses		$ 3,000,000
Line of Credit Facility, Remaining Borrowing Capacity													$ 1,500,000
Subsequent Event [Member] | East West Bank [Member]
Income taxes
Line of Credit Facility, Remaining Borrowing Capacity													$ 5,800,000
Subsequent Event [Member] | Five Eight Dot Com [Member]
Income taxes
Debt Instrument, Face Amount												$ 1,000,000
Subsequent Event [Member] | Renren social networking service [Member]
Income taxes
Business Combination, Contingent Consideration, Asset, Current											$ 17,000,000
Private Placement [Member] | Subsequent Event [Member]
Income taxes
Sale of Stock, Number of Shares Issued in Transaction		750,000
Sale of Stock, Price Per Share		$ 10.00
Sale of Stock, Consideration Received on Transaction		$ 7,500,000
Financial Service, Other [Member]
Income taxes
Revenue from Contract with Customer, Including Assessed Tax						$ 2,297,000	25,399,000	17,854,000
Scenario, Forecast [Member]
Income taxes
Debt Instrument, Face Amount															$ 23,000,000
CM Seven Star [Member]
Income taxes
Stock Redeemed or Called During Period, Shares	0
Payments for (Proceeds from) Investments	$ 0
Proceeds from Notes Payable	$ 0
Convertible Debt [Member] | CM Seven Star [Member]
Income taxes
Debt Instrument, Face Amount															$ 60,239,000,000
Convertible Debt [Member] | CM Seven Star [Member] | Scenario, Forecast [Member]
Income taxes
Proceeds from Convertible Debt			$ 20,000,000
Debt Instrument, Unused Borrowing Capacity, Amount										$ 3,000,000
Other Noncurrent Assets [Member]
Income taxes
Restricted Cash, Noncurrent						36,362,000	$ 26,075,000
Cash Cash Equivalents Restricted Cash And Restricted Cash Equivalents [Member] | Adjustments for New Accounting Pronouncement [Member]
Income taxes
Proceeds from (Repayments of) Restricted Cash, Financing Activities								$ 100,000,000
Online Advertising Services [Member]
Income taxes
Revenues						$ 0